Segment Information (Details) - Schedule of Results - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Results [Line Items]
Revenue from external customers	$ 1,477,826	$ 2,927,460	$ 2,092,575
Interest income	567,190	224,389	10,979
Gain (loss) on foreign exchange	179,640	(55,701)	(66,295)
General and administrative expenses	(366,078,202)	(28,559,519)	(20,055,303)
Gain on remeasurement of contingent consideration	156,047	235,505
Interest expense	(211,979)	(266,354)	(160,840)
Operating gain/(loss)	(364,663,392)	(25,494,220)	(18,178,884)
Segment assets	142,262,353	96,977,051	61,891,749
Segment liabilities	(13,948,826)	(20,990,246)	(8,027,846)
Intellectual Property [Member]
Schedule of Results [Line Items]
Revenue from external customers	12,308,791	12,472,124	2,092,575
Interest income	259,089	95,064	10,385
Gain (loss) on foreign exchange	(23,960)	(6,068)	7,592
General and administrative expenses	(9,202,225)	(5,136,544)	(11,260,080)
Gain on remeasurement of contingent consideration
Interest expense	(13,342)
Operating gain/(loss)	2,574,439	7,424,576	(9,149,528)
Segment assets	3,451,925	13,072,760	12,499,446
Segment liabilities	(2,514,159)	(8,693,200)	(839,647)
Metals Extraction [Member]
Schedule of Results [Line Items]
Revenue from external customers	2,337,403
Interest income	308,101	129,325	594
Gain (loss) on foreign exchange	203,600	(49,633)	(73,887)
General and administrative expenses	(370,044,345)	(32,967,639)	(8,795,223)
Gain on remeasurement of contingent consideration	156,047	235,505
Interest expense	(198,637)	(266,354)	(160,840)
Operating gain/(loss)	(367,237,831)	(32,918,796)	(9,029,356)
Segment assets	138,810,428	83,904,291	50,341,931
Segment liabilities	(11,434,667)	(12,297,046)	(7,363,199)
Inter-Segment eliminations [Member]
Schedule of Results [Line Items]
Revenue from external customers	(13,168,368)	(9,544,664)
Interest income
Gain (loss) on foreign exchange
General and administrative expenses	13,168,368	9,544,664
Gain on remeasurement of contingent consideration
Interest expense
Operating gain/(loss)
Segment assets			(949,628)
Segment liabilities			$ 175,000